Reconciliation of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities, Including Both Cash and Non-cash Changes

The table below details changes in the Company’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statements of cash flows as cash flows from financing activities.

				Non-cash changes
	January 1, 2018	Interest paid	Net proceeds/ (repayment)	Addition/ (Transfers)	Others*	Interest expense	December 31, 2018
Long-term of borrowings (Notes 14 and 26)	$9,679,451	-	-	4,060,357	(256,918)	491,904	$13,974,794

				Non-cash changes
	January 1, 2019	Interest paid	Net proceeds/ (repayment)	Additions/ (Transfer)	Others*	Interest expense	December 31, 2019
Lease Liabilities – current (Note 11)	$-	(36,037)	(243,265)	507,808	-	36,037	$264,543
Lease Liabilities – non-current (Note 11)	$-	-	-	490,835	-	-	$490,835
Long-term borrowings (Notes 14 and 26)	$13,974,794	-	-	2,697,574	(459,067)	852,004	$17,065,305
Long-term borrowings from related parties (Notes 14 and 26)	$-	-	-	552,426	179	13,571	$566,176

				Non-cash changes
	January 1, 2020	Interest paid	Net proceeds/ (repayment)	Additions/ (Transfers)	Others*	Interest expense	December 31, 2020
Lease Liabilities – current (Note 11)	$264,543	(37,935)	(202,605)	209,686	35,445	2,490	$271,624
Lease Liabilities – non-current (Note 11)	$490,835	-	-	(209,686)	-	-	$281,149
Current borrowings (Notes 14 and 26)	$-	-	-	2,900,971	-	-	$2,900,971
Current borrowings from related parties (Notes 14 and 26)	$-	-	-	617,912	-	-	$617,912
Long-term borrowings (Notes 14 and 26)	$17,065,305	-	-	(2,900,971)	(81,920)	1,101,007	$15,183,421
Long-term borrowings from related parties (Notes 14 and 26)	$566,176	-	-	(617,912)	(54,163)	105,899	$-

*	Others comprise mainly foreign currency translation differences. For lease liabilities, it also includes lease modifications and disposals.